Common Share capital (Details) $ in Millions	1 Months Ended		6 Months Ended
	Aug. 31, 2018 CAD ($)	Nov. 30, 2017 CAD ($) shares	Jun. 30, 2018 Vote shares	Dec. 31, 2017 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians			66.67%
Common shares reserved for issuance			47,000,000
First Preferred Shares
Common Share capital
Shares authorized			1,000,000,000	1,000,000,000
Second Preferred Shares
Common Share capital
Shares authorized			1,000,000,000	1,000,000,000
Common Shares
Common Share capital
Shares authorized			2,000,000,000	2,000,000,000
Number of votes per common share | Vote			1
Purchase of common shares related to normal course issuer bid		0
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid		8,000,000
Cost of purchase of common shares related to normal course issuer bid | $		$ 250
Common Shares | Maximum | Wholy owned subsidiary
Common Share capital
Cost of purchase of common shares related to normal course issuer bid | $	$ 105